Restricted Cash - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash And Cash Equivalents [Abstract]
Restricted cash	¥ 35,831	$ 5,623	¥ 70,601	¥ 30,567